UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June, 2000

Check here if Amendment [    ];  Amendment Number:  __________
This Amendment (Check only one):	[    ] is a restatement.
					[    ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Bush-O'Donnell & Co., Inc.
Address:	101 S. Hanley Road, Suite 1025
		St. Louis, MO 63105

Form 13F File Number:  28-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark J. Reed
Title:	Senior Vice President
Phone:	(314) 727-4555

Signature, Place, and Date of Signing:


Mark J. Reed		 	St. Louis, MO		August 11, 2000
  [Signature]			 [City, State]			[Date]

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name

	28-______________		_________________________________
	[Repeat as necessary]

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		39

Form 13F Information Table Value Total:		$193299
						(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.		Form 13F File Number		Name

___		28-_____________		___________________________


Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion
	Managers	Sole	Shared	None
AMERICAN HOME PRODUCTS	COM	026609107	376	SH	6400		SOLE			 	6400
AMERICAN INTL GROUP	COM	026874107	294	SH	2500		SOLE				2500
ANHUESER BUSCH CO	COM	035229103	1120	SH	15000		SOLE				15000
BANKAMERICA CORP	COM	060505104	335	SH	7714		SOLE				7714
BAKER HUGHES INC COM 057224107 3197 SH 100000  SOLE    100000
BERKSHIRE HATHAWAY CL A	COM	084670108	7478	SH	139		SOLE				139
BERKSHIRE HATHAWAY CL B	COM	084670207	672	SH	382		SOLE				382
BRISTOL MYERS SQUIBB CO	COM	110122108	14855	SH	255020 SOLE				255020
CHASE MANHATTAN CORP COM 16161A108 322 SH 7000  SOLE    7000
CISCO SYSTEMS INC	COM	17275R102	483 SH	7600		SOLE				7600
CITIGROUP INC COM 172967101 317 SH 5250  SOLE    5250
COCA COLA CO	COM	191216100	264	SH	4600		SOLE				4600
COLGATE PALMOLIVE CO	COM	194162103	14011	SH	234006		SOLE				234006
EMERSON ELECTRIC CO	COM	291011104	10368	SH	171725		SOLE				171725
EXXON MOBIL CORP	COM	30231G102	4150	SH	52866		SOLE				52866
GAP INC	COM	364760108	1543	SH	49374		SOLE				49374
GENERAL ELECTRIC CO	COM	369604103	10520	SH	200855		SOLE				200855
GILLETTE CO	COM	375766102	10564	SH	302365		SOLE				302365
HEWLETT PACKARD CO	COM	428236103	287	SH	2300		SOLE				2300
HOME DEPOT CO	COM	437076102	1199	SH	24000		SOLE				24000
INTEL CORP	COM	458140100	1611 SH	12050		SOLE				12050
INTERNATIONAL BUS MACH	COM	459200101	218	SH	1986		SOLE				1986
JOHNSON & JOHNSON CO.	COM	478160104	13115	SH	128740		SOLE				128740
LUCENT TECH	COM	549463107	273	SH	4644		SOLE 			4644
MBIA INC	COM	55262C100	8744	SH	181466		SOLE				181466
MCDONALDS CORP	COM	580135101	9434	SH	286420		SOLE				286420
MERCK & CO INC	COM	589331107	17182	SH	224236		SOLE				224236
MISS VALLEY BKSHS	COM	605720101	1065	SH	43900		SOLE				43900
MORGAN STANLEY DEAN WITT COM 617446448 579 SH 6950  SOLE    6950
PEPSICO INC	COM	713448108	14651	SH	329700		SOLE				329700
PFIZER INC	COM 717081103	456	SH	9500		SOLE				9500
SBC COMMUNICATIONS	COM	78387G103	704	SH	16270		SOLE				16270
SCHERING PLOUGH CORP	COM	806605101	2733	SH	54124		SOLE				54124
SIGMA ALDRICH CORP COM 826552101 6132 SH 209640  SOLE    209640
SUN MICROSYSTEMS	COM	866810104	464	SH	5100		SOLE				5100
WAL MART STORES	COM	931142103	13205	SH	231416		SOLE				231416
WALGREEN CO	COM	931422109 12217	SH	380300		SOLE				380300
WEYERHAEUSER CO COM 962166104 936 SH 21774  SOLE    21774
WORLDCOM INC COM 981570106 7225 SH 157500  SOLE    157500